Note 6 Expected loss variation (Details)	Jun. 30, 2024 [1]	Dec. 31, 2023
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	2.08%	2.22%
GDP over100 bp	(1.97%)	(1.91%)
Bbva group [Member] | Retail [Member]
Basic point [Line Items]
GDP -100 bp	1.80%	1.88%
GDP over100 bp	(1.61%)	(1.65%)
Bbva group [Member] | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.24%	0.28%
GDP over100 bp	(0.14%)	(0.23%)
Bbva group [Member] | Debt securities [Member]
Basic point [Line Items]
GDP -100 bp	0.04%	0.02%
GDP over100 bp	(0.04%)	(0.02%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.53%	0.61%
GDP over100 bp	(0.52%)	(0.58%)
SPAIN | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.42%	0.47%
GDP over100 bp	(0.41%)	(0.45%)
Housing price -100 bp	0.26%	0.32%
Housing price over100 bp	(0.25%)	(0.32%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.11%	0.14%
GDP over100 bp	(0.11%)	(0.13%)
Housing price -100 bp	0.00%	0.00%
Housing price over100 bp	0.00%	0.00%
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.00%	0.94%
GDP over100 bp	(0.94%)	(0.89%)
MEXICO | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.96%	0.92%
GDP over100 bp	(0.90%)	(0.87%)
MEXICO | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.03%	0.02%
GDP over100 bp	(0.02%)	(0.02%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.21%	0.22%
GDP over100 bp	(0.19%)	(0.21%)
TURKEY | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.11%	0.11%
GDP over100 bp	(0.10%)	(0.11%)
TURKEY | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.09%	0.09%
GDP over100 bp	(0.08%)	(0.09%)

[1]	(1) Last available data as of May 31, 2024 including macroeconomic scenarios of June 2024.